Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB ANNUITY PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Document Creation Date	dei_DocumentCreationDate	Feb. 25, 2016